Appendix 5 Details of Assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016		Dec. 31, 2015
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		$ 1,472,763	$ 2,689,456	[1]	$ 1,668,868	[1]
Other current financial assets		110,352	136,256	[1]	96,123	[1]
Other current non-financial assets		195,516	143,435	[1]	143,614	[1]
Trade and other current receivables		2,465,905	1,538,858	[1]	1,532,234	[1]	$ 1,532,234
Current accounts receivable from related parties		7,403	45,620	[1]	5,023	[1]
Inventories		246,089	99,198	[1]	133,854	[1]
Current tax assets		47,393	122,971	[1]	66,822	[1]
Non-current assets or disposal groups held for sale or for distribution to owners	[1]				7,496,812
TOTAL CURRENT ASSETS		4,545,421	4,775,794	[1]	11,143,350	[1]
Other non-current financial assets		1,752,267	1,029,310	[1]	689,321	[1]
Other non-current non-financial assets		464,501	108,407	[1]	109,219	[1]
Trade and other non-current receivables		712,717	537,212	[1]	561,417	[1]	561,417
Non-current accounts receivable from related parties		2,845	360	[1]	501	[1]
Investments accounted for using the equity method		2,747	1,770	[1]	43,596	[1]	43,596
Intangible assets other than goodwill		3,682,479	1,810,158	[1]	1,381,941	[1]	$ 1,381,941
Goodwill		713,175	714,758	[1]	625,492	[1]
Property, plant and equipment		8,092,467	7,693,156	[1]	7,045,689	[1]
Deferred tax assets		200,371	180,547	[1]	153,944	[1]
TOTAL NON-CURRENT ASSETS		15,623,569	12,075,678	[1]	10,611,120	[1]
TOTAL ASSETS		20,168,990	16,851,472	[1]	21,754,470	[1]
Other current financial liabilities		689,768	753,857	[1]	968,618	[1]
Trade and other current payables		3,553,919	2,472,614	[1]	2,045,770	[1]
Current accounts payable to related parties		225,027	166,854	[1]	154,750	[1]
Other current provisions		269,966	179,266	[1]	179,254	[1]
Current tax liabilities		172,638	201,467	[1]	200,811	[1]
Other current non-financial liabilities		23,017	48,054	[1]	55,236	[1]
Liabilities associated with disposal groups held for sale or for distribution to owners	[1]				2,739,738
TOTAL CURRENT LIABILITIES		4,934,335	3,822,112	[1]	6,344,177	[1]
Other non-current financial liabilities		4,349,515	3,580,077	[1]	2,601,240	[1]
Other long-term provisions		660,305	348,454	[1]	258,883	[1]
Deferred tax liabilities		455,311	329,559	[1]	326,553	[1]
Non-current provisions for employee benefits		388,931	341,353	[1]	263,702	[1]
Other non-current non-financial liabilities		41,748	38,169	[1]	28,304	[1]
TOTAL NON-CURRENT LIABILITIES		6,956,148	5,149,621	[1]	3,877,950	[1]
TOTAL LIABILITIES		11,890,483	8,971,733	[1]	10,222,127	[1]
Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		214,719	344,288		268,497
Trade and other current payables		3,182,862	2,245,105		1,699,193
Current accounts payable to related parties		225,027	166,854		154,750
Other current provisions		16,505	35,484		10,785
Current tax liabilities		172,638	168,934		165,713
Other current non-financial liabilities		19,237	43,753		1,814
Liabilities associated with disposal groups held for sale or for distribution to owners					2,739,738
TOTAL CURRENT LIABILITIES		3,830,988	3,004,418		5,040,490
Other non-current financial liabilities		2,744,342	2,007,700		1,547,071
Trade and other non-current payables		609,413	263,329		151,264
Other long-term provisions		88,220	92,917		66,955
Deferred tax liabilities		83,768	65,895		72,596
Non-current provisions for employee benefits		309,594	244,269		196,055
Other non-current non-financial liabilities		13,705	12,750		3,859
TOTAL NON-CURRENT LIABILITIES		3,849,042	2,686,860		2,037,800
TOTAL LIABILITIES		7,680,030	5,691,278		7,078,290
91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		475,049	409,569		700,121
Trade and other current payables		371,057	227,509		346,577
Other current provisions		253,461	143,782		168,469
Current tax liabilities			32,533		35,098
Other current non-financial liabilities		3,780	4,301		53,422
TOTAL CURRENT LIABILITIES		1,103,347	817,694		1,303,687
Other non-current financial liabilities		1,605,173	1,572,377		1,054,169
Trade and other non-current payables		450,925	248,680		248,004
Other long-term provisions		572,085	255,537		191,928
Deferred tax liabilities		371,543	263,664		253,957
Non-current provisions for employee benefits		79,337	97,084		67,647
Other non-current non-financial liabilities		28,043	25,419		24,445
TOTAL NON-CURRENT LIABILITIES		3,107,106	2,462,761		1,840,150
TOTAL LIABILITIES		4,210,453	3,280,455		3,143,837
U.S. Dollar [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		306,590	667,936		31,155
Other current financial assets			32,602		22,774
Other current non-financial assets		7,986	567		252
Trade and other current receivables		51,232	15,917		44,431
Current accounts receivable from related parties		1,525
Inventories		2,063	2,021		17,173
Non-current assets or disposal groups held for sale or for distribution to owners					7,496,812
Trade and other non-current receivables		363,077	28,850		382,895
Goodwill			564,354
Property, plant and equipment		21,073	12,933		19,213
U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		69,430	28,025		49,945
Trade and other current payables		180,622	68,700		65,565
Current accounts payable to related parties		113,038	2,644
Current tax liabilities					1,076
Other non-current financial liabilities		879,855	263,593		139,215
Trade and other non-current payables		51,103			21,572
U.S. Dollar [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		61,060	54,772		396,242
Trade and other current payables		1,292			20,463
Current tax liabilities					1,068
Other non-current financial liabilities		632,593	631,463		48,311
Trade and other non-current payables					39,844
Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		7,605
Other current non-financial assets		4	2,927
Trade and other current receivables			127
Current accounts receivable from related parties		1,429	1,381		1,524
Inventories		141	596		107
Euros [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables		14,265	10,456		7,240
Current accounts payable to related parties		88,558	46,231		7,262
Brazilian Reals [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		470,360	297,395		128,428
Other current financial assets		64,924	97,693		67,830
Other current non-financial assets		154,365	113,027		113,027
Trade and other current receivables		1,617,078	805,495		757,554
Current accounts receivable from related parties		2,081	578		39
Inventories		134,993	2,530		1,268
Current tax assets		35,303	30,139		19,797
Other non-current financial assets		1,751,136	1,026,901		688,403
Other non-current non-financial assets		450,510	96,697		85,118
Trade and other non-current receivables		273,768	86,977		114,836
Non-current accounts receivable from related parties		2,590
Intangible assets other than goodwill		3,546,461	1,693,544		1,281,994
Goodwill		481,168	131,374		415,898
Property, plant and equipment		501,029	508,255		433,465
Deferred tax assets		149,727	139,060		92,453
Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		66,630	60,551		23,643
Trade and other current payables		1,634,420	767,306		640,734
Current accounts payable to related parties		16,575	4,580		19,466
Other current provisions		10,594	1,802		3,019
Current tax liabilities		32,399	48,513		28,106
Other current non-financial liabilities			1,438
Other non-current financial liabilities		576,817	522,124		283,982
Trade and other non-current payables		416,742	66,529		35,776
Deferred tax liabilities		8,784	1,323
Non-current provisions for employee benefits		205,629	181,118		146,133
Other non-current non-financial liabilities		634
Brazilian Reals [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		195,777	243,155		167,243
Trade and other current payables		80,281	3,932
Other current non-financial liabilities		3,018	4,301		1,843
Other non-current financial liabilities		77,362	12,293		311,108
Trade and other non-current payables		213,268			505
Other long-term provisions		565,567	249,668		186,178
Deferred tax liabilities		121,597	11,687		22,110
Non-current provisions for employee benefits		21,417
Colombian peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		322,022	410,744		220,699
Other current financial assets		44,890	4,395		4,277
Other current non-financial assets		7,745	4,079		13,693
Trade and other current receivables		255,373	230,998		252,486
Current accounts receivable from related parties		1,444	1,831		3,169
Inventories		48,142	41,588		27,012
Current tax assets		6			8
Other non-current financial assets		1,103	1,907		868
Other non-current non-financial assets		7,159	6,192		4,760
Trade and other non-current receivables		37,100	33,676		13,824
Investments accounted for using the equity method					41,532
Intangible assets other than goodwill		77,886	72,952		51,549
Goodwill		20,935	6,368		6,034
Property, plant and equipment		4,242,687	4,054,898		3,584,891
Deferred tax assets		2	36,950		35,981
Colombian peso [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		51,314	235,593		131,179
Trade and other current payables		466,730	459,982		358,874
Current accounts payable to related parties		959	10,121		2,769
Other current provisions					218
Current tax liabilities		84,650	48,018		40,221
Other current non-financial liabilities		148	394		1,814
Other non-current financial liabilities		1,076,808	1,003,491		869,637
Other long-term provisions		64,264	73,711		50,782
Deferred tax liabilities		18,011
Non-current provisions for employee benefits		86,723	45,397		34,511
Other non-current non-financial liabilities		6,612	6,088
Colombian peso [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		178,756	69,614		108,033
Trade and other current payables		9,976			7,672
Other current provisions		33,778	36,941		109,279
Current tax liabilities			31,457		30,175
Other non-current financial liabilities		673,623	707,810		555,888
Other long-term provisions		638	517		669
Non-current provisions for employee benefits		40,843	87,765		55,944
Other non-current non-financial liabilities		4,470	3,624
Peruvian sol [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		145,950	151,841		48,932
Other current financial assets			6
Other current non-financial assets		15,563	15,710		12,941
Trade and other current receivables		155,757	162,193		188,697
Current accounts receivable from related parties		37	13
Inventories		41,860	38,802		45,945
Current tax assets		3,516	637		480
Other non-current financial assets					19
Intangible assets other than goodwill		40,504	35,891		45,721
Goodwill		205,516	11,434		195,361
Property, plant and equipment		2,340,496	2,203,198		2,129,419
Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		27,345	20,119		36,089
Trade and other current payables		247,799	280,062		179,565
Current accounts payable to related parties		274	69
Other current provisions		4,672	4,054		3,497
Current tax liabilities		4,344	9,566		1,624
Other current non-financial liabilities		19,089	41,921
Other non-current financial liabilities		186,026	193,391		224,420
Trade and other non-current payables		11,206	10,091		2,160
Other long-term provisions		2,130	1,411		1,325
Deferred tax liabilities		11,109	9,119		7,316
Non-current provisions for employee benefits		4,526	4,067		3,729
Other non-current non-financial liabilities		4,062	5,848		3,859
Peruvian sol [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		32,998	35,246		17,018
Other current provisions		69,185	19,141		20,754
Current tax liabilities					3,855
Other current non-financial liabilities		762			51,579
Other non-current financial liabilities		221,595	217,994		130,276
Other long-term provisions		5,880	5,352		5,081
Deferred tax liabilities		249,947	251,977		231,847
Other non-current non-financial liabilities		23,573	21,795		24,445
Argentine peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		219,761	214,806		63,202
Other current financial assets		412	1,502		977
Other current non-financial assets		9,276	6,892		3,643
Trade and other current receivables		382,874	321,815		288,038
Current accounts receivable from related parties		763	166		59
Inventories		18,890	13,661		42,349
Current tax assets		452	4,156		6,372
Other non-current financial assets		28	502		31
Other non-current non-financial assets		4,429	3,115		5,530
Trade and other non-current receivables		38,648	387,470		49,862
Non-current accounts receivable from related parties		255	360		501
Investments accounted for using the equity method		2,747	1,770		2,064
Intangible assets other than goodwill		17,628	7,771		2,677
Goodwill		5,556	1,228		8,199
Property, plant and equipment		987,182	913,872		878,701
Deferred tax assets		50,642			873
Argentine peso [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities					27,641
Trade and other current payables		633,939	553,738		402,561
Current accounts payable to related parties		448	1,930		556
Other current provisions			11,735		4,046
Current tax liabilities		51,191	62,711		56,210
Other non-current financial liabilities					8,051
Trade and other non-current payables		130,347	186,501		91,756
Other long-term provisions		21,826	17,795		14,848
Deferred tax liabilities		37,724	55,453		65,280
Non-current provisions for employee benefits		12,716	10,801		11,401
Other non-current non-financial liabilities		2,397	814
Argentine peso [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities			1,251		6,773
Trade and other current payables		279,508	223,577		318,442
Other current provisions		150,498	87,700		38,436
Current tax liabilities			1,076
Trade and other non-current payables		237,657	248,680		207,655
Non-current provisions for employee benefits		14,244	9,319		7,622
$ Non-adjustable [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		475	946,734		1,176,452
Other current financial assets		126	58		265
Other current non-financial assets		577	233		58
Trade and other current receivables		3,591	2,313		1,028
Current accounts receivable from related parties		124	41,651		232
Current tax assets		8,116	88,039		40,165
Other non-current non-financial assets		2,403	2,403		13,811
Trade and other non-current receivables		124	239
Deferred tax assets			4,537		24,637
$ Non-adjustable [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables		5,087	104,861		44,654
Current accounts payable to related parties		5,175	101,279		124,697
Other current provisions		1,239	17,893		5
Current tax liabilities		54	126		38,476
Liabilities associated with disposal groups held for sale or for distribution to owners					2,739,738
Trade and other non-current payables		15	208
Deferred tax liabilities		8,140
Non-current provisions for employee benefits			2,886		281
$ Non-adjustable [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Deferred tax liabilities		(1)
Non-current provisions for employee benefits		2,833			4,081
Unidad de Fomento (funds code) | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities		24,836	25,101		21,766
Unidad de Fomento (funds code) | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities		$ 6,458	5,531		4,812
Other non-current financial liabilities			$ 2,817		$ 8,586

[1]	As Restated